Schedule of Investments

January 31, 2023 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (99.3%)
Aerospace & Defense (1.4%)
Lockheed Martin	900	$417
Northrop Grumman	400	179

		596

Agricultural Operations (1.0%)
Archer-Daniels-Midland	4,900	406

Agricultural Products (0.7%)
Ingredion	2,900	298

Application Software (0.5%)
Open Text	6,900	231

Asset Management & Custody Banks (1.3%)
Bank of New York Mellon	10,600	536

Automobile Manufacturers (0.8%)
Honda Motor ADR	13,500	335

Automotive Retail (2.2%)
AutoZone*	300	732
Murphy USA	700	190

		922

Banks (2.5%)
Bank of Nova Scotia	4,500	243
Canadian Imperial Bank of Commerce	5,600	256
OceanFirst Financial	5,730	137
Towne Bank	3,896	119
Washington Federal	7,900	280

		1,035

Biotechnology (3.6%)
Amgen	2,400	606
Gilead Sciences	10,700	898

		1,504

Broadcasting (0.6%)
Fox	8,000	272

Cable & Satellite (0.4%)
Cogeco Communications	2,900	150

Commercial Services (2.1%)
CSG Systems International	8,000	478
Western Union	29,800	422

		900

Computers & Peripherals (1.0%)
Canon ADR	19,100	424

Computers & Services (2.9%)
Hewlett Packard Enterprise	23,400	378

LSV U.S. Managed Volatility Fund

	Shares	Value (000)

Computers & Services (continued)
Oracle	9,600	$849

		1,227

Drug Retail (0.3%)
Walgreens Boots Alliance	3,500	129

Electric Utilities (1.3%)
Evergy	9,100	570

Electrical Services (2.9%)
Entergy	3,600	390
Exelon	3,800	160
Otter Tail	5,400	346
PPL	10,800	320

		1,216

Electronic Components (0.6%)
Knowles*	13,700	263

Electronic Equipment & Instruments (0.8%)
OSI Systems*	3,400	322

Food, Beverage & Tobacco (8.5%)
Altria Group	4,700	212
Campbell Soup	5,900	306
Conagra Brands	13,300	495
General Mills	6,900	541
JM Smucker	3,900	596
Kellogg	6,600	453
Molson Coors Beverage, Cl B	10,100	531
Tyson Foods, Cl A	6,700	440

		3,574

Gas/Natural Gas (1.8%)
National Fuel Gas	5,200	302
UGI	11,000	438

		740

General Merchandise Stores (0.8%)
Canadian Tire, Cl A	2,700	321

Health Care Distributors (1.0%)
McKesson	1,100	417

Health Care Services (3.7%)
CVS Health	7,300	644
DaVita*	2,200	181
Laboratory Corp of America Holdings	900	227
Quest Diagnostics	3,400	505

		1,557

Schedule of Investments

January 31, 2023 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)

Homebuilding (0.4%)
DR Horton	1,800	$178

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	1,800	280

Industrial Machinery (1.0%)
Snap-on	1,700	423

Insurance (6.8%)
Aflac	6,300	463
Allstate	3,000	385
American Financial Group	1,200	171
Berkshire Hathaway, Cl B*	1,900	592
Hartford Financial Services Group	8,300	644
Loblaw	5,600	502
MetLife	1,700	124

		2,881

Integrated Oil & Gas (0.8%)
Eni ADR	10,800	334

IT Consulting & Other Services (5.9%)
Amdocs	13,600	1,250
International Business Machines	7,000	943
Science Applications International	2,900	301

		2,494

Machinery (2.3%)
Allison Transmission Holdings	9,900	446
Cummins	2,100	524

		970

Media & Entertainment (1.1%)
Comcast, Cl A	12,100	476

Metal & Glass Containers (0.4%)
Berry Global Group	3,100	191

Oil & Gas Exploration & Production (0.7%)
Chesapeake Energy	3,400	295

Oil & Gas Storage & Transportation (0.5%)
Kinder Morgan	10,900	199

Packaged Foods & Meats (1.1%)
Kraft Heinz	11,200	454

Paper Packaging (1.7%)
International Paper	5,300	222
Sealed Air	3,700	202

LSV U.S. Managed Volatility Fund

	Shares	Value (000)

Paper Packaging (continued)
Sonoco Products	5,100	$312

		736

Petroleum & Fuel Products (3.1%)
Chevron	3,500	609
ExxonMobil	6,100	708

		1,317

Pharmaceuticals (10.5%)
AbbVie	2,500	370
Bristol-Myers Squibb	9,600	698
GSK ADR	11,920	420
Jazz Pharmaceuticals*	2,000	313
Johnson & Johnson	3,000	490
Merck	9,300	999
Organon	1,993	60
Pfizer	19,300	852
Sanofi ADR	4,600	226

		4,428

Retail (2.5%)
Kroger	17,600	785
Lowe’s	1,200	250

		1,035

Semi-Conductors/Instruments (1.6%)
Intel	23,600	667

Specialized Consumer Services (1.2%)
H&R Block	8,400	327
Service International	2,400	178

		505

Specialty Chemicals (1.1%)
NewMarket	1,300	448

Steel & Steel Works (0.7%)
Reliance Steel & Aluminum	1,300	296

Technology Distributors (1.7%)
Arrow Electronics*	3,700	435
Avnet	6,600	303

		738

Technology Hardware, Storage & Peripherals (1.0%)
Dell Technologies, Cl C	3,400	138
Seagate Technology Holdings	3,900	264

		402

Telephones & Telecommunications (8.2%)
AT&T	43,500	886
Cisco Systems	21,700	1,056
Nippon Telegraph & Telephone ADR	14,500	436

Schedule of Investments

January 31, 2023 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)

Telephones & Telecommunications (continued)
Verizon Communications	26,300	$1,093

		3,471

Trucking (1.2%)
Schneider National, Cl B	9,500	252
Werner Enterprises	5,600	263

		515

Wireless Telecommunication Services (0.4%)
SK Telecom ADR	7,713	164

TOTAL COMMON STOCK (Cost $37,241)		41,842

	Face Amount (000)
Repurchase Agreement (0.1%)
South Street Securities 3.990%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $29 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $20, 0.000% - 4.125%, 04/30/2023 - 05/15/2041; total market value $29)	$29	29

TOTAL REPURCHASE AGREEMENT (Cost $29)		29

Total Investments – 99.4% (Cost $37,270)		$41,871

Percentages are based on Net Assets of $42,126 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

LSV-QH-007-1800

3